Other assets (Tables)	12 Months Ended
Dec. 31, 2011
Other assets [Abstract]
Other assets

(in millions of Canadian dollars)	2011	2010
Unamortized fees on long-term debt	$47	$50
Contracted customer incentives	11	14
Long-term materials	11	10
Prepaid leases	10	11
Other	64	55

Total other assets	$143	$140